Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Stockpile	$ 688
Ore in process	61,612	$ 16,764
Finished metal inventory	4,883	383
Supplies	4,196	4,837
Total inventories	71,379	21,984
Less: non-current ore in process	7,081
Current portion	$ 64,298	$ 21,984